Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Utilities Portfolio	Apr. 30, 2025
VIP Utilities Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	29.00%
Past 5 years	9.56%
Past 10 years	9.77%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1528
Average Annual Return:
Past 1 year	23.20%
Past 5 years	6.14%
Past 10 years	8.30%